INTERIM CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Revenues:
Products	$ 8,394	$ 7,691	$ 15,816	$ 15,516	$ 30,402
Services	14,841	13,475	29,564	27,258	54,430
Total revenues	23,235	21,166	45,380	42,774	84,832
Cost of revenues:
Products	4,817	4,655	9,198	9,280	17,988
Services	10,783	9,647	21,343	19,074	38,573
Amortization of intangible assets		61		121	181
Total cost of revenues	15,600	14,363	30,541	28,475	56,742
Gross profit (loss)	7,635	6,803	14,839	14,299	28,090
Operating expenses:
Research and development	800	673	1,470	1,389	2,716
Selling and marketing	2,569	2,186	4,894	4,445	9,067
General and administrative	2,370	2,220	4,653	4,808	9,232
Amortization of intangible assets	129	501	510	1,005	1,987
Total operating expenses	5,868	5,580	11,527	11,647	23,002
Operating income (loss)	1,767	1,223	3,312	2,652	5,088
Financial expenses, net	260	462	598	927	1,628
Other income (expenses), net	1	(2)	7	(9)	(5)
Income before taxes on income	1,508	759	2,721	1,716	3,455
Taxes on income (Note 6)	303	257	467	546	861
Income after taxes on income	1,205	502	2,254	1,170	2,594
Equity in gains (losses) gains of affiliate	70	(33)	182	(81)	38
Income from continuing operations	1,275	469	2,436	1,089	2,632
Loss from discontinued operations, net		518		700	995
Net income (loss)	1,275	(49)	2,436	389	1,637
Other comprehensive income (loss):
Currency translation adjustments of foreign operations	(102)	(1,575)	593	(921)	299
Realized gains (losses) on derivatives designated as cash flow hedges		(82)	(24)	(161)	224
Unrealized gains on derivatives designated as cash flow hedges		32		295	14
Total comprehensive income (loss)	1,173	(1,674)	3,005	(398)	2,174
Profit from continuing operations attributable to:
Equity holders of the parent	971	421	1,778	722	1,833
Non-controlling interests	304	48	658	367	799
Profit from continuing operations	1,275	469	2,436	1,089	2,632
Loss from discontinued operations attributable to:
Equity holders of the parent		219		357	630
Non-controlling interests		299		343	365
Profit from discontinued operations, net		518		700	995
Total comprehensive income (loss) attributable to:
Equity holders of the parent	887	(1,088)	2,081	(343)	1,493
Non-controlling interests	286	(586)	924	(55)	681
Total comprehensive income (loss)	$ 1,173	$ (1,674)	$ 3,005	$ (398)	$ 2,174
Earnings per share attributable to Pointer Telocation Ltd's shareholders:
Basic net earnings per share	$ 0.17	$ 0.04	$ 0.32	$ 0.07	$ 0.23
Diluted net earnings per share	$ 0.17	$ 0.04	$ 0.32	$ 0.07	$ 0.23